Segment Results - Corporate Divisions - Asset Management (Detail) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)
Segments [Domain Member]
Noninterest expenses [Abstract]
Restructuring activities		€ 0	€ (46)	€ (5)	€ (45)
Asset Management [Member]
Net revenues [Abstract]
Management Fees		630	613	1,268	1,205
Performance and transaction fees		58	10	95	27
Other		37	40	92	47
Total net revenues		725	663	1,455	1,280
Provision for credit losses		0	0	0	(1)
Noninterest expenses [Abstract]
Compensation and benefits		226	231	476	464
General and administrative expenses		212	223	428	445
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		0	0	0	0
Total noninterest expenses		438	453	905	909
Noncontrolling interests		62	50	121	90
Profit (loss) before tax		€ 225	€ 160	€ 429	€ 282
Employees (full time equivalent)	[1]	5,230	4,984	5,230	4,984
Employees (front office, full time equivalent)	[1]	2,048	2,011	2,048	2,011
Employees (business aligned operations, full time equivalent)	[1]	2,588	2,404	2,588	2,404
Employees (allocated central infrastructure, full time equivalent)	[1]	594	569	594	569
Total assets	[1],[2]	€ 10,000	€ 10,000	€ 10,000	€ 10,000
Risk-weighted assets (RWA)	[1]	13,000	18,000	13,000	18,000
of which, operational risk RWA	[1]	5,000	5,000	5,000	5,000
Leverage exposure	[1]	9,000	9,000	9,000	9,000
Assets under Management	[1],[3]	1,010,000	933,000	1,010,000	933,000
Net flows		€ 8,000	€ (19,000)	€ 28,000	€ (11,000)
Cost Income Ratio	[4]	60.40%	68.40%	62.20%	71.00%
Post tax return on average shareholders equity		11.60%	8.00%	10.80%	7.20%
Post tax return on average tangible shareholders equity		26.00%	17.80%	24.10%	16.30%

[1]	As of quarter-end
[2]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3]	Assets under Management (AuM) means assets (a) the segment manages on a discretionary or non-discretionary advisory basis; including where it is the management company and portfolio management is outsourced to a third party; and (b) a third party holds or manages and on which the segment provides, on the basis of contract, advice of an ongoing nature including regular or periodic assessment, monitoring and/or review. AuM represent both collective investments (including mutual funds and exchange-traded funds) and separate client mandates. AuM are measured at current market value based on the local regulatory rules for asset managers at each reporting date, which might differ from the fair value rules applicable under IFRS. Measurable levels are available daily for most retail products but may only update monthly, quarterly or even yearly for some products. While AuM do not include the segment’s investments accounted for under equity method, they do include seed capital and any committed capital on which the segment earns management fees. In instances in which Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services
[4]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income